Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Commitments and Contingencies
Schedule of future minimum lease payments

Future minimum lease payments under these agreements at September 30, 2014 are as follows (in thousands):

Year Ending March 31,
2015 (six months)	$71,007
2016	106,384
2017	88,666
2018	74,265
2019	49,907
Thereafter	117,125
Total	$507,354

Future minimum lease payments under contractual commitments at March 31, 2014 are as follows (in thousands):

Year Ending March 31,
2015	$133,170
2016	93,454
2017	64,209
2018	49,802
2019	29,213
Thereafter	58,182
Total	$428,030

Schedule of future minimum throughput payments under agreements

Future minimum throughput payments under these agreements at September 30, 2014 are as follows (in thousands):

Year Ending March 31,
2015 (six months)	$41,822
2016	95,050
2017	82,916
2018	62,565
2019	51,278
Thereafter	107,537
Total	$441,168

Schedule of commitments outstanding

	Volume	Value
	(in thousands)
Natural gas liquids fixed-price purchase commitments (gallons)	88,574	$102,000
Natural gas liquids index-price purchase commitments (gallons)	528,459	601,719
Natural gas liquids fixed-price sale commitments (gallons)	278,391	351,137
Natural gas liquids index-price sale commitments (gallons)	370,639	512,900
Crude oil index-price purchase commitments (barrels)	4,437	383,153
Crude oil fixed-price sale commitments (barrels)	32	2,867
Crude oil index-price sale commitments (barrels)	3,920	337,528

At March 31, 2014, we had the following such commitments outstanding:

	Volume	Value
	(in thousands)
Natural gas liquids fixed-price purchase commitments (gallons)	31,111	$39,117
Natural gas liquids floating-price purchase commitments (gallons)	522,947	618,293
Natural gas liquids fixed-price sale commitments (gallons)	63,944	77,682
Natural gas liquids floating-price sale commitments (gallons)	272,495	395,095
Crude oil fixed-price purchase commitments (barrels)	4,016	364,557
Crude oil fixed-price sale commitments (barrels)	3,574	324,765